Consolidated statement of financial position - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and balances with central banks 2	[1]	€ 49,987	€ 21,989	[2]
Loans and advances to banks 3	[1]	30,422	28,811	[2]
Financial assets at fair value through profit or loss 4
- trading assets	[1]	50,152	116,748	[2]
- non-trading derivatives	[1]	2,664	2,231	[2]
- designated as at fair value through profit or loss	[1]	2,887	4,242	[2]
- mandatorily at fair value through profit or loss	[1]	64,783
Investments	[1]		79,073
Financial assets at fair value through other comprehensive income 5	[1]	31,223
Securities at amortised cost 6	[1]	47,276
Loans and advances to customers 7		589,653	571,909	[1],[2]
Investments in associates and joint ventures 8	[1]	1,203	1,088
Property and equipment 9	[1]	1,659	1,801
Intangible assets 10	[1]	1,839	1,469
Current tax assets	[1]	202	324
Deferred tax assets 37	[1]	958	1,106
Other assets 11	[1]	8,433	13,087
Assets held for sale 12	[1]	1,262
Total assets	[1]	884,603	843,878	[2]
Liabilities
Deposits from banks 13	[1]	37,330	36,821
Customer deposits 14	[1]	555,729	539,828
Financial liabilities at fair value through profit or loss 15
- trading liabilities	[1]	31,215	73,596
- non-trading derivatives	[1]	2,299	2,331
- designated as at fair value through profit or loss	[1]	59,179	11,215
Current tax liabilities	[1]	822	750
Deferred tax liabilities 37	[1]	180	362
Provisions 16	[1]	1,011	1,713
Other liabilities 17	[1]	13,510	16,064
Debt securities in issue 18	[1]	119,751	96,086
Subordinated loans 19	[1]	13,724	15,968
Total liabilities		834,751	794,734	[1]
Equity 20
Share capital and share premium	[1]	17,088	17,045
Other reserves	[1]	3,621	4,362
Retained earnings	[1]	28,339	27,022
Shareholders' equity (parent)	[1]	49,049	48,429
Non-controlling interests	[1]	803	715
Total equity	[1]	49,851	49,144
Total liabilities and equity	[1]	€ 884,603	€ 843,878

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.